Statements of Shareholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Nov. 30, 2015	$ 39,105	$ 95,145	$ (202,503)	$ (68,253)
Balance, shares at Nov. 30, 2015	207,837,336
Net Loss			(4,975)	(4,975)
Balance at Nov. 30, 2016	$ 39,105	95,145	(207,478)	(73,228)
Balance, shares at Nov. 30, 2016	207,837,336
Net Loss			(4,975)	(4,975)
Balance at Nov. 30, 2017	$ 39,105	$ 95,145	$ (212,453)	(78,203)
Balance, shares at Nov. 30, 2017	207,837,336
Net Loss				52,028
Balance at May. 31, 2018				$ (5,175)